Reinsurance Contracts - Summary of Expected Recogized in Profit or Loss by the Expected Amortization Period of the Contractual Service Margin for Reinsurance Contracts (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 3,033,563
Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	95,007
Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	955,543
Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,916
Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,524,384
Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	88,791
Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	416,744
Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	300
1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	172,054
1 year | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(24,986)
1 year | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	30,628
1 year | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	366
1 year | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	78,792
1 year | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(25,395)
1 year | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	46,266
1 year | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	43
2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	155,398
2 years | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(23,341)
2 years | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,920
2 years | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	340
2 years | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	70,989
2 years | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(23,719)
2 years | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	41,112
2 years | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	38
3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	140,927
3 years | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(18,384)
3 years | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,431
3 years | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	320
3 years | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	62,633
3 years | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(18,737)
3 years | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	37,263
3 years | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	33
4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	130,462
4 years | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(12,964)
4 years | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,613
4 years | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	302
4 years | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	57,086
4 years | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(13,295)
4 years | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	33,865
4 years | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	29
5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	120,720
5 years | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(4,752)
5 years | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,616
5 years | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	287
5 years | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	52,756
5 years | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(5,064)
5 years | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	29,973
5 years | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	25
6-10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	481,013
6-10 years | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	27,027
6-10 years | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	131,482
6-10 years | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,185
6-10 years | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	213,953
6-10 years | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	25,764
6-10 years | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	104,470
6-10 years | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	78
11~20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	657,915
11~20 years | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	73,492
11~20 years | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	222,769
11~20 years | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,627
11~20 years | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	331,027
11~20 years | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	71,820
11~20 years | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	76,944
11~20 years | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	45
21~30 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	478,727
21~30 years | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	52,334
21~30 years | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	180,182
21~30 years | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	934
21~30 years | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	259,354
21~30 years | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	51,391
21~30 years | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	29,301
21~30 years | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9
After 30 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	696,347
After 30 years | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	26,581
After 30 years | Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	275,902
After 30 years | Life [Member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	555
After 30 years | Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	397,794
After 30 years | Health [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	26,026
After 30 years | Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	17,550
After 30 years | Annuity/ Savings and others [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 0